Risk management - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2024 CAD ($) bbl MMcf	Dec. 31, 2023 CAD ($)
Disclosure of risk management strategy [line items]
Risk management, description	the Company may, from time to time, manage these risks through the use of swaps or other financial instruments up to a maximum of 50 percent of forecast sales volumes, net of royalties, for the balance of any current year plus one additional year forward and up to a maximum of 25 percent, net of royalties, for one additional year thereafter.
Maximum exposure to credit risk	$ 96,400,000	$ 82,800,000
Accounts receivable, carrying value	88,000,000	70,000,000
Derivative financial assets, fair value	8,400,000	12,300,000
Cash	$ 0	$ 500,000
Percentage of long term debt instruments exposed to changes in short term interest rates	66.00%	48.00%
Fixed interest rate debt instruments outstanding	$ 114,200,000	$ 117,400,000
Fixed interest rate debt instruments remaining term	2 years 7 months 6 days	3 years 7 months 6 days
Interest rate	11.95%	11.95%
Unrealized risk management electricity contracts outstanding	$ 0
Later than three months [member]
Disclosure of risk management strategy [line items]
Accounts receivable, carrying value	$ 1,900,000	$ 1,300,000
Natural gas [member]
Disclosure of risk management strategy [line items]
Pre-tax unrealized risk management, change in price per unit | MMcf	0.1
Maximum percentage of volumes to be hedged net of royalties	50.00%
Natural gas [member] | 2023 Winter Gas Months [Member]
Disclosure of risk management strategy [line items]
Maximum percentage of volumes to be hedged net of royalties	80.00%
Liquids [Member]
Disclosure of risk management strategy [line items]
Pre-tax unrealized risk management, change in price per unit | bbl	1
CrudeOil [Member]
Disclosure of risk management strategy [line items]
Maximum percentage of volumes to be hedged net of royalties	50.00%
CrudeOil [Member] | 2023 Winter Gas Months [Member]
Disclosure of risk management strategy [line items]
Maximum percentage of volumes to be hedged net of royalties	80.00%
MCF Of Gas [Member]
Disclosure of risk management strategy [line items]
Pre-tax unrealized risk management, change in price, amount	$ 600,000
WCS Oil [member] | 2025 [Member]
Disclosure of risk management strategy [line items]
Maximum percentage of volumes to be hedged net of royalties	80.00%
Barrel of Liquids [Member]
Disclosure of risk management strategy [line items]
Pre-tax unrealized risk management, change in price, amount	$ 2,800,000